Financial risk management (Tables)	6 Months Ended
Jun. 30, 2024
Financial risk management
Summary of reconciliation of the Group's cash net of debt

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Cash and cash equivalents	18,308	28,130
Non-current borrowings	(28,070)	(32,381)
Current borrowings	(98,219)	(35,720)
Borrowings	(126,289)	(68,101)
Bank overdrafts	(429)	(280)
Cash net of debt	(108,410)	(40,251)

Summary of reconciliation of the group's cash net of debt to total consolidated equity

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Cash net of debt	108,410	40,251
Total equity	92,724	165,628
Total capital	201,134	205,879
Gearing ratio	53.9%	20%

Summary of table presents the group's assets and liabilities that are measured at fair value

The following table presents the Group’s assets and liabilities that are measured at fair value at June 30, 2024 and December 31, 2023.

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,075	1,075
Level 3	1,627	1,585
	2,702	2,660

Liabilities
Other current liabilities
- Warrant liabilities
Level 1	770	2,612
Level 3	420	1,429
	1,190	4,041

Summary of sensitivity analysis of possible change in the main foreign currencies against the Euro

	At June 30, 2024		At December 31, 2023
	Increase / (decrease) in	Increase / (decrease)	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	in loss before tax if	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	Euro weakens by 5%	strengthens by 5%	weakens by 5%
USD	(13,004)	13,004	(12,046)	12,046
CNY	(96)	96	72	(72)
HKD	112	(112)	(256)	256
GBP	44	(44)	136	(136)
JPY	(824)	824	(1,094)	1,094
Total	(13,768)	13,768	(13,188)	13,188

Summary of trade receivables in financial risk management

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	20,361	7,600	4,271	10,462	42,694
Loss allowance	—	(320)	(829)	(6,109)	(7,258)
Total trade receivables at June 30, 2024	20,361	7,280	3,442	4,353	35,436
Trade receivables, gross	30,738	8,602	4,552	7,948	51,840
Loss allowance	—	(199)	(536)	(5,448)	(6,183)
Total trade receivables at December 31, 2023	30,738	8,403	4,016	2,500	45,657

Summary of maturity analysis for derivative financial liabilities

	As at June 30, 2024
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	18,301	62,751	—	—	81,052
Other current liabilities	8,312	78,694	—	—	87,006
Lease liabilities	—	39,476	62,540	73,971	175,987
Bank overdrafts	429	—	—	—	429
Borrowings	—	98,219	17,301	10,769	126,289
	27,042	279,140	79,841	84,740	470,763

	As at December 31, 2023
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	20,907	57,669	—	—	78,576
Other current liabilities	8,758	88,527	—	—	97,285
Lease liabilities	—	37,824	58,685	70,867	167,376
Bank overdrafts	280	—	—	—	280
Borrowings	—	35,720	21,794	10,587	68,101
	29,945	219,740	80,479	81,454	411,618